Accounts payable and accrued expenses (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and accrued expenses
Employee compensation, benefits, and related accruals	$ 3,659,084	$ 3,096,475	$ 3,492,170
Consulting and contracted research	3,556,350	2,515,678	6,749,272
Professional fees	1,532,458	559,228	492,811
Accounts payable	1,017,122	621,591	1,878,109
Other	440,479	230,999	437,092
Accounts payable and accrued expenses	$ 10,205,493	$ 7,023,971	$ 13,049,454